Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 185,968	¥ 134,338
Amounts offset in the consolidated statements of financial position, financial assets
Net amounts presented in the consolidated statements of financial position, financial assets	185,968	134,338
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(133,472)	(98,419)
Net Amounts, financial assets	52,496	35,919
Gross amounts of recognized financial liabilities	242,968	151,942
Amounts offset in the consolidated statements of financial position, financial liabilities
Net amounts presented in the consolidated statements of financial position, financial liabilities	242,968	151,942
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(133,472)	(98,419)
Net Amounts, financial liabilities	¥ 109,496	¥ 53,523